Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment Benefits
Service cost	$ 76,323	$ 82,190
Interest cost	109,698	110,925
Prior service cost for plan amendments	(14,694)	(64,812)
Interest on plan assets	(35,596)	(40,646)
Net periodic cost	$ 135,731	$ 87,657